LEASES - Right of use assets (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of use assets
Balance at beginning of year	₺ 1,701,293	₺ 1,068,730
Balance at ending of year	2,204,016	1,701,293
Cost
Right of use assets
Balance at beginning of year	5,925,418	4,603,517
Additions	1,401,071	1,327,430
Disposals		(5,529)
Balance at ending of year	7,326,489	5,925,418
Accumulated amortization
Right of use assets
Balance at beginning of year	(4,224,125)	(3,534,787)
Additions	(898,348)	(693,587)
Disposals		4,249
Balance at ending of year	(5,122,473)	(4,224,125)
Buildings | Cost
Right of use assets
Balance at beginning of year	3,585,314	2,562,075
Additions	868,345	1,023,239
Balance at ending of year	4,453,659	3,585,314
Buildings | Accumulated amortization
Right of use assets
Balance at beginning of year	(2,429,989)	(1,997,803)
Additions	(634,923)	(432,186)
Balance at ending of year	(3,064,912)	(2,429,989)
Fixtures and fittings | Cost
Right of use assets
Balance at beginning of year	1,077,529	1,083,058
Additions	351,489
Disposals		(5,529)
Balance at ending of year	1,429,018	1,077,529
Fixtures and fittings | Accumulated amortization
Right of use assets
Balance at beginning of year	(877,642)	(733,343)
Additions	(97,936)	(148,548)
Disposals		4,249
Balance at ending of year	(975,578)	(877,642)
Software and rights | Cost
Right of use assets
Balance at beginning of year	324,881	324,881
Additions	52,688
Balance at ending of year	377,569	324,881
Software and rights | Accumulated amortization
Right of use assets
Balance at beginning of year	(285,285)	(276,018)
Additions	(10,556)	(9,267)
Balance at ending of year	(295,841)	(285,285)
Vehicles | Cost
Right of use assets
Balance at beginning of year	937,694	633,503
Additions	128,549	304,191
Balance at ending of year	1,066,243	937,694
Vehicles | Accumulated amortization
Right of use assets
Balance at beginning of year	(631,209)	(527,623)
Additions	(154,933)	(103,586)
Balance at ending of year	₺ (786,142)	₺ (631,209)